Exhibit 99.1

Sunrun Callisto Issuer 2015-1, LLC

Solar Asset Backed Notes, Series 2015-1

Report To:

Sunrun Inc.

Sunrun Solar Owner V, LLC

Sunrun Solar Owner XV, LLC

Credit Suisse Securities (USA) LLC

17 June 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Sunrun Inc.

Sunrun Solar Owner V, LLC

Sunrun Solar Owner XV, LLC

45 Fremont Street, Floor 32

San Francisco, California 94105

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	Sunrun Callisto Issuer 2015-1, LLC

Solar Asset Backed Notes, Series 2015-1

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Sunrun Solar Owner V, LLC (the “Sunrun V Depositor”) and Sunrun Solar Owner XV, LLC (the “Sunrun XV Depositor,” together with the Sunrun V Depositor, the “Depositor”), in evaluating the accuracy of certain information with respect to a portfolio of solar assets installed on residential properties (the “Solar Assets”) relating to the Sunrun Callisto Issuer 2015-1, LLC securitization transaction (the “Transaction”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our associated findings are in Attachment A.

For the purpose of the procedures described in this report, Sunrun Inc. (the “Originator”), on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “E&Y Sample - Data Tape.xlsx” and the related record layout and decode information (the “Sample Data File”), which the Originator, on behalf of the Depositor, indicated contains information relating to the Sample Solar Assets (as defined in Attachment A) as of 31 January 2015 (the “Preliminary Cut-Off Date”),

b.	An electronic data file labeled “Sunrun 2015-1 Data Tape - 2015-05-31.xlsx” and the related record layout and decode table (the “Interim Base Data File,” together with the Sample Data File, the “Data Files”), which the Originator, on behalf of the Depositor, indicated contains information relating to the Preliminary Solar Assets (as defined in Attachment A) as of 31 May 2015 (the “Cut-Off Date”),

c.	Copies of various source documents (the “Source Documents”) relating to the Sample Solar Assets that are listed on Exhibit 2 to Attachment A,

d.	A list of certain characteristics on the Data Files (the “Sample Characteristics”), which are listed on Exhibit 3 to Attachment A and

e.	Certain instructions, assumptions and calculation methodologies, which are described in Attachment A, that the Originator, on behalf of the Depositor, indicated are necessary to perform certain procedures that are described in Attachment A.

A member firm of Ernst & Young Global Limited

The procedures in Attachment A were limited to a comparison or recalculation of certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, the Source Documents, the Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described in Attachment A. We have addressed ourselves solely to the information and procedures in Attachment A and make no representation regarding the adequacy of the information on the Source Documents or regarding whether any material facts have been omitted therefrom. We were not requested to perform and we have not performed any further procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representation as to the accuracy, completeness or reasonableness of the information contained therein. We have not verified the accuracy, completeness or reasonableness of the information provided to us by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Solar Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and calculation methodologies provided to us by the Originator, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Solar Assets,

iii.	Whether the originators of the Solar Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

17 June 2015

Attachment A Page 1 of 2

Procedures we performed and our associated findings

1.	The Originator, on behalf of the Depositor, indicated that the Sample Data File contains:

a.	201 solar assets that were originated by the Originator (the “Sample Sunrun Solar Assets”) and

b.	74 solar assets that were acquired by the Originator (the “Sample Acquired Solar Assets,” together with the Sample Sunrun Solar Assets, the “Sample Solar Assets”).

The Originator, on behalf of the Depositor, indicated that the Sample Solar Assets are expected to be representative of the Solar Assets. The Sample Solar Assets are listed on Exhibit 1 to Attachment A.

The Sample Solar Assets were selected by the Originator, on behalf of the Depositor. The Originator, on behalf of the Depositor, did not inform us as to the basis or method for how they selected the Sample Solar Assets.

For each Sample Solar Asset, we performed the following procedures:

a.	We compared the Sample Characteristics, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and calculation methodologies provided by the Originator, on behalf of the Depositor, that are stated in the notes on Exhibit 3 to Attachment A. The Source Document(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

b.	We observed that the “contract type,” as shown on the Contract (as defined on Exhibit 2 to Attachment A), was “PPA” for each Sample Solar Asset which had a “PPA rate per kWh” value of greater than zero (0), as shown on the Sample Data File.

c.	We observed that the “contract type,” as shown on the Contract, was “lease” for each Sample Solar Asset which had a “lease payment – year 1 ($/month)” value of greater than zero (0), as shown on the Sample Data File.

d.	We observed that the “payment frequency,” as shown on the Sample Data File, has a value of “prepaid” for each Sample Solar Asset which had a “PPA rate per kWh” value equal to zero (0) and “lease payment – year 1 ($/month)” value equal to zero (0), both as shown on the Sample Data File.

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 2

2.	The Originator, on behalf of the Depositor, indicated that the Interim Base Data File contains information on certain solar assets (the “Preliminary Solar Assets”) that were originated or acquired by the Originator.

The Originator, on behalf of the Depositor, instructed us to delete the second occurrence of the Preliminary Solar Assets with a Contract number (the “Contract ID”) of “16405” or “50365” on the Interim Base Data File. The Interim Base Data File, as adjusted, is hereinafter referred to as the “Base Data File” and the remaining Preliminary Solar Assets on the Base Data File are hereinafter referred to as the “Statistical Solar Assets.” The Originator, on behalf of the Depositor, indicated that the Statistical Solar Assets are expected to be representative of the Solar Assets.

For each Sample Solar Asset, we compared the Contract ID, as shown on the Sample Data File, to the corresponding Contract ID on the Base Data File and noted that 18 Sample Solar Assets included on the Sample Data File were not included on the Base Data File (the “Removed Sample Solar Assets”), which are identified on Exhibit 1 to Attachment A.

For the 257 Sample Solar Assets that were included on the Base Data File, we compared the Sample Characteristics listed on Exhibit 3 to Attachment A (except for the “ACH payment (Y/N),” “price/kWh payment adjustment date,” “seasoning / # of months since PTO” and “remaining term of agreement (months)” Sample Characteristics, which the Originator, on behalf of the Depositor, instructed us not to compare), all as shown on the Sample Data File, to the corresponding information on the Base Data File. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 7

Sample Solar Assets

Sample Solar Asset Number	Contract ID	Sample Sunrun Solar Asset	Sample Acquired Solar Asset	Removed Sample Solar Asset

1	9474	X
2	11596	X
3	11746	X
4	11779	X
5	12888	X
6	13224	X
7	13244	X
8	13543	X
9	13604	X
10	13870	X
11	14138	X
12	14170	X
13	14204	X
14	14246	X
15	14358	X
16	14426	X
17	14719	X
18	14929	X
19	14968	X
20	14983	X
21	14989	X
22	15031	X
23	15089	X
24	15156	X
25	15204	X
26	15267	X
27	15387	X
28	15391	X
29	15409	X
30	15425	X
31	15461	X
32	15483	X
33	15601	X
34	15605	X
35	15752	X
36	15764	X
37	15795	X
38	15802	X
39	15905	X

Exhibit 1 to Attachment A Page 2 of 7

Sample Solar Asset Number	Contract ID	Sample Sunrun Solar Asset	Sample Acquired Solar Asset	Removed Sample Solar Asset

40	15957	X
41	15961	X
42	16129	X
43	16263	X
44	16296	X
45	16410	X
46	16420	X
47	16501	X
48	16593	X
49	16618	X
50	16624	X		X
51	16697	X
52	16889	X
53	16911	X
54	20015	X
55	20044	X
56	20156	X
57	20169	X
58	20188	X
59	20191	X		X
60	20278	X
61	20563	X		X
62	20616	X
63	20674	X
64	20679	X
65	20701	X
66	20921	X
67	21224	X
68	21232	X
69	21389	X
70	21499	X
71	21512	X
72	21531	X
73	21533	X
74	21701	X
75	21821	X
76	21827	X
77	21932	X
78	21989	X
79	22144	X
80	22263	X

Exhibit 1 to Attachment A Page 3 of 7

Sample Solar Asset Number	Contract ID	Sample Sunrun Solar Asset	Sample Acquired Solar Asset	Removed Sample Solar Asset

81	22298	X
82	22299	X
83	22381	X
84	22392	X
85	22412	X
86	22456	X		X
87	22505	X
88	22507	X
89	22679	X
90	22701	X
91	22830	X
92	22872	X
93	22873	X
94	22877	X
95	22936	X
96	22939	X
97	23289	X
98	23344	X
99	23442	X
100	23565	X
101	23615	X
102	23626	X
103	23726	X
104	23761	X
105	24298	X
106	24338	X
107	24399	X
108	24402	X
109	24516	X
110	24559	X
111	24594	X
112	24761	X
113	24986	X
114	25006	X
115	25021	X
116	25168	X
117	25306	X
118	25480	X
119	25495	X
120	25847	X
121	26442	X

Exhibit 1 to Attachment A Page 4 of 7

Sample Solar Asset Number	Contract ID	Sample Sunrun Solar Asset	Sample Acquired Solar Asset	Removed Sample Solar Asset

122	26478	X
123	26614	X
124	26737	X
125	29015	X
126	29243	X
127	29942	X
128	30295	X
129	31183	X		X
130	32113	X
131	32548	X
132	38398	X
133	39865	X		X
134	52085	X		X
135	52378	X		X
136	52468	X
137	53651	X
138	53837	X
139	54882	X		X
140	55302	X		X
141	55910	X		X
142	56031	X
143	56095	X
144	56555	X		X
145	56562	X
146	56880	X
147	57131	X
148	57141	X
149	57332	X
150	57438	X
151	57468	X
152	57782	X
153	57836	X
154	58187	X
155	58394	X		X
156	58528	X
157	58847	X
158	58894	X
159	59159		X
160	59169		X	X
161	59190		X
162	59194		X

Exhibit 1 to Attachment A Page 5 of 7

Sample Solar Asset Number	Contract ID	Sample Sunrun Solar Asset	Sample Acquired Solar Asset	Removed Sample Solar Asset

163	59197		X
164	59366		X
165	59373		X
166	59376		X
167	59390		X
168	59411		X
169	59455		X
170	59473		X
171	59749	X
172	59967		X
173	59981		X
174	59989		X
175	60043		X
176	60079		X
177	60082		X
178	60103		X
179	60211		X
180	60342		X
181	60407	X
182	60465	X
183	60634	X
184	61031		X
185	61050		X
186	61336	X
187	61451		X
188	61517		X
189	61564		X	X
190	61639		X
191	61852	X
192	61897	X
193	61970		X
194	61992		X
195	61999		X
196	62022		X
197	62112	X
198	62190	X
199	62296	X
200	62450	X
201	62465		X
202	62552		X	X
203	62554		X

Exhibit 1 to Attachment A Page 6 of 7

Sample Solar Asset Number	Contract ID	Sample Sunrun Solar Asset	Sample Acquired Solar Asset	Removed Sample Solar Asset

204	63027		X
205	63034		X
206	63102		X
207	63149		X	X
208	63211		X
209	63281		X
210	63313		X
211	63330		X
212	63351		X
213	63370		X
214	63432		X	X
215	63445		X
216	63449		X
217	63455		X
218	63529		X
219	63683		X
220	63745		X
221	63795		X
222	63997		X
223	64093		X
224	64094		X
225	64160	X
226	64210	X
227	64330	X
228	64428	X
229	64445		X
230	64458	X
231	64510	X
232	64581	X
233	64582		X
234	64618	X
235	64622	X
236	64661	X
237	64903		X
238	64952	X
239	64958	X
240	64991	X
241	64998	X
242	65076	X
243	65109	X
244	65116	X

Exhibit 1 to Attachment A Page 7 of 7

Sample Solar Asset Number	Contract ID	Sample Sunrun Solar Asset	Sample Acquired Solar Asset	Removed Sample Solar Asset

245	65132	X
246	65178		X
247	66069	X
248	66093		X
249	66185		X
250	66253		X
251	66543	X
252	66586		X
253	66653		X
254	66924	X
255	66967		X
256	66986		X
257	66987		X
258	67392	X
259	67548		X
260	67600		X
261	67647	X
262	67688	X
263	68052		X
264	68113		X
265	68266		X
266	1139977855	X
267	1179022324		X
268	1221564740	X
269	1386789794	X
270	1574665420	X
271	1749249655		X
272	1829414983	X
273	1891936148	X
274	1985497327	X
275	1988397042	X

Exhibit 2 to Attachment A

Source Documents

Document Title

Solar power service agreement summary, solar lease agreement summary, solar facility addendum contract, rate reduction letter and amendment and/or change order thereto (collectively, the “Sunrun Contract”)

Lease agreement for photovoltaic solar energy equipment, performance guarantee and limited warranty agreement (lease) and amendment and/or charge order thereto (collectively, the “Acquired Contract” and together with the Sunrun Contract, the “Contract”)

Permission to operate notification (the “PTO Notification”)

PBI contract, if applicable (the “PBI Contract”)

Printed system screen shots from the Originator’s servicing system (the “System Screen Shots”)

Utility billing statement, if applicable (the “Utility Billing Statement”)

A schedule that the Originator, on behalf of the Depositor, indicated contains information relating to the FICO scores corresponding to certain Sample Acquired Solar Assets (the “FICO Schedule”)

A schedule that the Originator, on behalf of the Depositor, indicated contains information relating to the “ACH payment (Y/N)” status for each Sample Solar Asset (the “ACH Schedule”)

Exhibit 3 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Contract ID	Contract	i.

City	Contract

State	Contract

Zip code	Contract

Utility	(a) Contract or (b) Utility Billing Statement	ii., iii., iv.

In-service date (PTO)	PTO Notification	v., vi.

System size (kw)	(a) Contract or (b) Contract and recalculation	vii., viii.

Original term of agreement (months)	Contract

Lease payment – year 1 ($/month)	Contract	ix.

PPA rate per kWh	Contract	ix., x.

Price/kWh escalator (%)	Contract	ix.

Total guaranteed production (cumulative kWh)	(a) Sunrun Contract or (b) Acquired Contract	xi., xii.

Estimated annual production	(a) Sunrun Contract or (b) Acquired Contract	xiii., xiv.

Panel manufacturer	Contract

Inverter manufacturer	Contract	xv.

Installer	Contract	xvi.

FICO score	(a) System Screen Shots or (b) FICO Schedule	xvii., xviii., xix.

Payment frequency	Contract

PBI rate	PBI Contract	xx.

PBI term (months)	PBI Contract	xx.

ACH payment (Y/N)	ACH Schedule	xxi.

First payment due date	PTO Notification and recalculation	xxii., xxiii.

Last payment due date	Contract and recalculation	xxiv., xxv.

Exhibit 3 to Attachment A Page 2 of 7

Sample Characteristic	Source Document(s)	Note(s)

Price/kWh payment adjustment date	PTO Notification and recalculation	xxvi., xxvii.

Seasoning / # of months since PTO	PTO Notification and recalculation	xxviii., xxix.

Remaining term of agreement (months)	Contract and recalculation	xxx., xxxi.

Notes:

i.	For identification purposes only.
ii.	For the purpose of comparing the “utility” Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset number 264), the Originator, on behalf of the Depositor, instructed us to use the Contract as the Source Document.
iii.	For the purpose of comparing the “utility” Sample Characteristic for Sample Solar Asset number 264, the Originator, on behalf of the Depositor, instructed us to use the Utility Billing Statement as the Source Document.
iv.	For the purpose of comparing the “utility” Sample Characteristic on the Sample Data File to the corresponding information on the Contract or Utility Billing Statement (subject to the instructions described in notes ii. and iii. above), the Originator, on behalf of the Depositor, instructed us to note agreement for any Sample Solar Asset with a “utility” value of “PSE&G,” as shown on the Contract or Utility Billing Statement, and a “utility” value of “JCP&L,” as shown on the Sample Data File.
v.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “in-service date (PTO)” Sample Characteristics for Sample Solar Asset numbers 133, 244 and 264 (the “Sample Non-PTO Solar Assets”). We performed no procedures relating to the accuracy, completeness or reasonableness of the “in-service date (PTO)” information that is shown on the Sample Data File for the Sample Non-PTO Solar Assets.
vi.	For the purpose of comparing the “in-service date (PTO)” Sample Characteristic for each Sample Solar Asset (except for the Sample Non-PTO Solar Assets), the Originator, on behalf of the Depositor, instructed us to compare only the month and year of the “in-service date (PTO),” as shown on the PTO Notification, to the month and year of the “in-service date (PTO)” as shown on the Sample Data File.
vii.	For the purpose of comparing the “system size (kw)” Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset numbers 62, 83, 167, 169, 203, 215, 216 and 246), the Originator, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the “system size (kw)” Sample Characteristic for Sample Solar Asset numbers 62, 83, 167, 169, 203, 215, 216 and 246, the Originator, on behalf of the Depositor, instructed us to recalculate the “system size (kw)” by dividing the:

(a)	Product obtained by multiplying the “panel quantity” by the “panel wattage,” both as shown on Contract, by

(b)	1,000.

ix.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “lease payment – year 1 ($/month),” “PPA rate per kWh,” and “price/kWh escalator (%)” Sample Characteristics for Sample Solar Assets with a “payment frequency” value of “prepaid,” as shown on the Sample Data File (the “Sample Prepaid Solar Assets”). We performed no procedures to determine the accuracy, completeness or reasonableness of the “lease payment – year 1 ($/month),” “PPA rate per kWh,” and “price/kWh escalator (%)” information that is shown on the Sample Data File for the Sample Prepaid Solar Assets.
x.	For the purpose of this comparing the “PPA rate per kWh” Sample Characteristic, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- $0.0005 or less.
xi.	For the purpose of comparing the “total guaranteed production (cumulative kWh)” Sample Characteristic for each Sample Sunrun Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the Sunrun Contract as the Source Document.
xii.	For the purpose of comparing the “total guaranteed production (cumulative kWh)” Sample Characteristic for each Sample Acquired Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the “total guaranteed production (cumulative kWh)” as the sum of the “guaranteed annual kWh” for the “original term of agreement (years),” both as shown on the Acquired Contract. For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 0.01% or less.
xiii.	For the purpose of comparing the “estimated annual production” Sample Characteristic for each Sample Sunrun Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the Sunrun Contract as the Source Document.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 1 kWh or less.

Exhibit 3 to Attachment A

Notes: (continued)

xiv.	For the purpose of comparing the “estimated annual production” Sample Characteristic for each Sample Acquired Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the Acquired Contract as the Source Document. For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences where:

(a)	The “estimated annual production” value on the Sample Data File is not more than 10% below the “estimated annual production” value on the Acquired Contract or

(b)	The “estimated annual production” value on the Sample Data File is greater than the “estimated annual production” value on the Acquired Contract.

xv.	For the purpose of comparing the “inverter manufacturer” Sample Characteristic on the Sample Data File to the corresponding information on the Contract, the Originator, on behalf of the Depositor, instructed us to note agreement for any Sample Solar Asset with an “inverter manufacturer” value of “Power-One,” as shown on the Contract, and an “inverter manufacturer” value of “ABB,” as shown on the Sample Data File.
xvi.	For the purpose of comparing the “installer” Sample Characteristic on the Sample Data File to the corresponding information on the Contract, the Originator, on behalf of the Depositor, instructed us to note agreement for any Sample Solar Asset with a “installer” value of “REC Solar, Inc.,” as shown on the Contract, and a “installer” value of “Sunrun,” as shown on the Sample Data File.
xvii.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “FICO score” Sample Characteristic for:

(a)	The Sample Prepaid Solar Assets, and

(b)	Sample Solar Asset numbers 31, 34, 37, 39, 58, 98 and 171.

We performed no procedures to determine the accuracy, completeness or reasonableness of the “FICO score” information that is shown on the Sample Data File for the Sample Solar Assets which are described or listed above.

xviii.	For the purpose of comparing the “FICO score” Sample Characteristic for each Sample Sunrun Solar Asset (except for the Sample Sunrun Solar Assets which are described or listed in note xvii. above), the Originator, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.
xix.	For the purpose of comparing the “FICO score” Sample Characteristic for each Sample Acquired Solar Asset (except for the Sample Acquired Solar Assets which are described or listed in note xvii. above), the Originator, on behalf of the Depositor, instructed us to use the FICO Schedule as the Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

xx.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “PBI rate” and “PBI term (months)” Sample Characteristics for Sample Solar Asset numbers 180, 187, 195, 249 and 256. We performed no procedures to determine the accuracy, completeness or reasonableness of the “PBI rate” and “PBI term (months)” information that is shown on the Sample Data File for the Sample Solar Assets which are listed above.
xxi.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “ACH payment (Y/N)” Sample Characteristic for the Sample Prepaid Solar Assets. We performed no procedures to determine the accuracy, completeness or reasonableness of the “ACH payment (Y/N)” information that is shown on the Sample Data File for the Sample Prepaid Solar Assets.
xxii.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “first payment due date” Sample Characteristic for the Sample Prepaid Solar Assets and the Sample Non-PTO Solar Assets. We performed no procedures relating to the accuracy, completeness or reasonableness of the “first payment due date” information that is shown on the Sample Data File for the Sample Prepaid Solar Assets and the Sample Non-PTO Solar Assets.
xxiii.	For the purpose of comparing the “first payment due date” Sample Characteristic for each Sample Solar Asset (except for the Sample Prepaid Solar Assets and the Sample Non-PTO Solar Assets), the Originator, on behalf of the Depositor, instructed us to recalculate the “first payment due date” by adding:

(a)	Two (2) months to

(b)	The “in-service date (PTO),” as shown on the PTO Notification,

and to use the first day of the calendar month that results from the recalculation described above.

xxiv.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “last payment due date” Sample Characteristic for the Sample Prepaid Solar Assets and the Sample Non-PTO Solar Assets. We performed no procedures relating to the accuracy, completeness or reasonableness of the “last payment due date” information that is shown on the Sample Data File for the Sample Prepaid Solar Assets and the Sample Non-PTO Solar Assets.
xxv.	For the purpose of comparing the “last payment due date” Sample Characteristic for each Sample Solar Asset (except for the Sample Prepaid Solar Assets and the Sample Non-PTO Solar Assets), the Originator, on behalf of the Depositor, instructed us to recalculate the “last payment due date” by adding:

(a)	The “original term of agreement (months),” as shown on the Contract, to

(b)	The “first payment due date,” as recalculated in note xxiii above.

Exhibit 3 to Attachment A

Notes: (continued)

xxvi.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “price/kWh payment adjustment date” Sample Characteristics for the Sample Non-PTO Solar Assets. We performed no procedures relating to the accuracy, completeness or reasonableness of the “price/kWh payment adjustment date” information that is shown on the Sample Data File for the Sample Non-PTO Solar Assets.
xxvii.	For the purpose of comparing the “price/kWh payment adjustment date” Sample Characteristic for each Sample Solar Asset (except for the Sample Non-PTO Solar Assets), the Originator, on behalf of the Depositor, instructed us to recalculate the “price/kWh payment adjustment date” by:

(a)	Recalculating the absolute difference in days between the “in-service date (PTO),” as shown on the PTO Notification, and the Preliminary Cut-Off Date,

(b)	Dividing the result of (a) by 365,

(c)	Adding 1 to the result of (b),

(d)	Truncating the result of (c) to the nearest integer and

(e)	Adding the result of (d) in years to the “in-service date (PTO),” as shown on the PTO Notification.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to:

(i)	Use the first day of March for Sample Solar Assets which had a “in-service date (PTO),” as shown on the PTO Notification, of February 29th and

(ii)	Compare only the month and year of the “price/kWh payment adjustment date” that is recalculated above to the month and year of the “price/kWh payment adjustment date” this is shown on the Sample Data File.

xxviii.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “seasoning / # of months since PTO” Sample Characteristic for the Sample Non-PTO Solar Assets. We performed no procedures relating to the accuracy, completeness or reasonableness of the “seasoning / # of months since PTO” information that is shown on the Sample Data File for the Sample Non-PTO Solar Assets.
xxix.	For the purpose of comparing the “seasoning / # of months since PTO” Sample Characteristic for each Sample Solar Asset (except for the Sample Non-PTO Solar Assets), the Originator, on behalf of the Depositor, instructed us to recalculate the “seasoning / # of months since PTO” as:

(a)	The difference in days (assuming each year contains 360 days composed of twelve 30 day months) between:

(1)	The first day of the month following the “in-service date (PTO),” as shown on the PTO Notification, and

(2)	The Preliminary Cut-off Date and

(b)	Dividing the result of (a) by 30.

Exhibit 3 to Attachment A

Notes: (continued)

xxx.	We were instructed by the Originator, on behalf of the Depositor, not to compare the “remaining term of agreement (months)” Sample Characteristic for the Sample Non-PTO Solar Assets. We performed no procedures relating to the accuracy, completeness or reasonableness of the “remaining term of agreement (months)” information that is shown on the Sample Data File for the Sample Non-PTO Solar Assets.
xxxi.	For the purpose of comparing the “remaining term of agreement (months)” Sample Characteristic for each Sample Solar Asset (except for the Sample Non-PTO Solar Assets), the Originator, on behalf of the Depositor, instructed us to recalculate the “remaining term of agreement (months)” by taking the difference between the:

(a)	“Original term of agreement (months),” as shown on the Contract, and

(b)	“Seasoning / # of months since PTO,” as recalculated in note xxix. above.

Exhibit 4 to Attachment A

Sample Characteristic Differences

Sample Solar Asset Number	Sample Characteristic	Sample Data File Value	Source Document Value

26	PPA rate per kWh	$0.1210	$0.1250

40	PPA rate per kWh	$0.2200	$0.2150

51	System size (kW)	10.08 kW	9.87 kW

61	Price/kWh payment adjustment date	1/31/2015	1/31/2016

71	Zip code	08505	08504

129	In-service date (PTO)	10/11/2012	<Unable to determine>
	Price/kWh payment adjustment date	10/11/2015	<Unable to determine>
	Seasoning / # of months since PTO	27 months	<Unable to determine>
	Remaining term of agreement (months)	213 months	<Unable to determine>

132	Lease payment - year 1 ($/month)	$166.00	$133.00
	Total guaranteed production (cumulative kWh)	179,092 kWh	180,533 kWh
	Estimated annual production	9,919 kWh	10,000 kWh

150	In-service date (PTO)	7/15/2014	<Unable to determine>
	First payment due date	9/1/2014	<Unable to determine>
	Last payment due date	9/1/2034	<Unable to determine>
	Price/kWh payment adjustment date	7/15/2015	<Unable to determine>
	Seasoning / # of months since PTO	6 months	<Unable to determine>
	Remaining term of agreement (months)	234 months	<Unable to determine>

156	PPA rate per kWh	$0.1568	$0.1570

219	Utility	Massachusetts Electric Co	National Grid

232	Total guaranteed production (cumulative kWh)	82,944 kWh	<Unable to determine>

258	Price/kWh escalator (%)	2.50%	3.50%
	Total guaranteed production (cumulative kWh)	$0.1570	$0.1850

275	Estimated annual production	8,708 kWh	7,960 kWh

Exhibit 5 to Attachment A

Sample Characteristic Differences

Between the Sample Data File and Base Data File

Sample Solar Asset Number	Sample Characteristic	Sample Data File Value	Base Data File Value

71	Zip code	08505	08504

132	Lease payment - year 1 ($/month)	$166.00	$133.00
	Estimated annual production	9,919 kWh	9,337 kWh

180	PBI rate	$0.000	$0.225

187	PBI rate	$0.000	$0.225

195	PBI rate	$0.000	$0.180

219	Utility	Massachusetts Electric Co	National Grid

244	In-service date (PTO)	<Blank>	2/13/2015
	First payment due date	2/29/1900	4/1/2015
	Last payment due date	2/1/1920	4/1/2035

249	PBI rate	$0.000	$0.180

256	PBI rate	$0.000	$0.180

258	Price/kWh escalator (%)	2.50%	3.50%

264	In-service date (PTO)	<Blank>	5/3/2015
	First payment due date	2/29/1900	7/1/2015
	Last payment due date	2/1/1920	7/1/2035

275	Estimated annual production	8,708 kWh	7,960 kWh